Consolidated statement of changes in equity (Parenthetical) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Accumulated increase (decrease) in fair value of financial liability, attributable to changes in credit risk of liability		£ (222)	£ (18)	£ 88
Dividends recognised as distributions to owners	[1]	173	359	187
Capital securities issued during the period		187	1,650	1,132	[2]
Called up share capital & share premium
Capital securities issued during the period			1,446	£ 1,132	[2]
Additional tier 1 instrument
Dividends recognised as distributions to owners			140
Ordinary shares
Dividends recognised as distributions to owners		£ 81	£ 213

[1]	The dividends to the parent company includes dividend on ordinary share capital £81m (1H24: £99m and 2H24: £213m), coupon payment on additional tier 1 instrument £86m (1H24: £83m and 2H24: £140m).
[2]	CET1 issuance of shares to HSBC Holdings plc equal to £1,132m in respect of funding the acquisition of PBRS in February 2024.